Expense Example	Feb. 05, 2025 USD ($)
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | SIMT US MANAGED VOLATILITY FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | SIMT TAX-MANAGED MANAGED VOLATILITY FUND | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class F Prospectus | SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | SIMT US MANAGED VOLATILITY FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT TAX-MANAGED MANAGED VOLATILITY FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	$ 1,317